Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable [Abstract]
Net Accounts Receivable

	December 31,
	2012	2011

Billed utility revenue	$54,294	$47,311
Unbilled utility revenue	33,590	29,361
Other	9,358	3,359
	97,242	80,031
Less allowance for doubtful accounts	4,321	4,485
Net accounts receivable	$92,921	$75,546

Allowance For Doubtful Accounts

	2012	2011	2010

Balance at January 1,	$4,485	$4,367	$4,790
Amounts charged to expense	4,805	4,854	4,156
Accounts written off	(5,939)	(5,780)	(5,489)
Recoveries of accounts written off	970	1,044	910
Balance at December 31,	$4,321	$4,485	$4,367